Shareholders' Equity - Additional Information (Detail)	0 Months Ended			3 Months Ended	12 Months Ended					0 Months Ended		3 Months Ended	12 Months Ended	9 Months Ended		12 Months Ended	9 Months Ended		12 Months Ended
	Apr. 16, 2014 EUR (€)	Apr. 08, 2013 USD ($)	Apr. 08, 2013 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 EUR (€)	Sep. 30, 2013 EUR (€)	Mar. 02, 2015 Subsequent Event [Member] USD ($)	Mar. 02, 2015 Subsequent Event [Member] EUR (€)	Dec. 31, 2013 Special Voting Shares [Member]	Dec. 31, 2014 Special Voting Shares [Member]	Sep. 30, 2013 CNH Global N.V. [Member]		Dec. 31, 2014 CNH Global N.V. [Member]	Sep. 30, 2013 Fiat Industrial [Member] EUR (€)		Dec. 31, 2014 Fiat Industrial [Member]
Class Of Stock [Line Items]
Authorized share capital amount								€ 40,000,000
Common and special voting shares								18,000,000
Common stock, shares authorized								2,000,000,000
Common shares, shares outstanding				1,350,073,530				1,355,319,640	1,348,867,772					126,307,525	[1]		1,222,560,247	[1]
Common shares, par value				€ 0.01				€ 0.01	€ 0.01								€ 1.57
Special voting shares, shares issued								415,399,503	474,474,276					23,212,193	[2]		451,262,083	[2]
Special voting shares, shares authorized								2,000,000,000
Common shares, shares issued				1,350,073,530				1,355,319,640	1,348,867,772								1,222,568,882
Special voting shares, per share par value									€ 0.01
Share exchange ratio with new entity														3.828		3.828	1		1
Voting Right					In order to reward long-term ownership of CNH Industrial common shares and promote stability of CNH Industrial’s shareholder base, CNH Industrial’s Articles of Association provide for a loyalty voting structure that grants eligible long-term shareholders the equivalent of two votes for each CNH Industrial N.V. common share that they hold, through the issuance of special voting shares.
Common Shares, Registered													Three years
Special Voting Shares													Shares will become “Qualifying Common Shares” and the relevant shareholder will be entitled to receive one special voting share for each such Qualifying Common Share.
Retirement of special voting shares												5,479,890	53,594,883
Capital increase				1,205,758	5,246,110
Dividend declared per share	€ 0.20		€ 0.225								€ 0.20
Dividend declared amount	€ 270,000,000	$ 366,000,000	€ 275,100,000		$ 378,000,000	$ 366,000,000	$ 614,000,000			$ 305,000,000	€ 271,000,000

[1]	Allotted on the basis of the established exchange ratios of one common share of CNH Industrial N.V. for each share of Fiat Industrial S.p.A. and 3.828 common shares of CNH Industrial N.V for each share of CNH Global N.V.
[2]	Allotted to eligible Fiat Industrial N.V. and CNH Global N.V. shareholders who had elected to receive special voting shares.